Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed consolidated balance sheets
CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$4	$1	$1	$(2)	$4
Other current assets	60	1,532	2	—	1,594
Intercompany receivable, net	6,671	—	—	(6,671)	—
Total Current Assets	6,735	1,533	3	(6,673)	1,598
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on successful efforts accounting, net	—	9,664	48	—	9,712
Other property and equipment, net	—	1,091	—	—	1,091
Property and equipment held for sale, net	—	15	—	—	15
Total Property and Equipment, Net	—	10,770	48	—	10,818
LONG-TERM ASSETS:
Other long-term assets	26	293	—	—	319
Investments in subsidiaries and intercompany advances	3,248	9	—	(3,257)	—
TOTAL ASSETS	$10,009	$12,605	$51	$(9,930)	$12,735

CURRENT LIABILITIES:
Current liabilities	$523	$2,365	$1	$(2)	$2,887
Intercompany payable, net	—	6,671	—	(6,671)	—
Total Current Liabilities	523	9,036	1	(6,673)	2,887
LONG-TERM LIABILITIES:
Long-term debt, net	7,341	—	—	—	7,341
Other long-term liabilities	53	321	—	—	374
Total Long-Term Liabilities	7,394	321	—	—	7,715
EQUITY:
Chesapeake stockholders’ equity	2,092	3,248	9	(3,257)	2,092
Noncontrolling interests	—	—	41	—	41
Total Equity	2,092	3,248	50	(3,257)	2,133
TOTAL LIABILITIES AND EQUITY	$10,009	$12,605	$51	$(9,930)	$12,735

CONDENSED CONSOLIDATING BALANCE SHEET
AS OF DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$5	$1	$2	$(3)	$5
Other current assets	154	1,365	3	(1)	1,521
Intercompany receivable, net	8,699	434	—	(9,133)	—
Total Current Assets	8,858	1,800	5	(9,137)	1,526
PROPERTY AND EQUIPMENT:
Oil and natural gas properties at cost, based on successful efforts accounting, net	—	11,666	55	—	11,721
Other property and equipment, net	—	1,314	—	—	1,314
Property and equipment held for sale, net	—	144	—	—	144
Total Property and Equipment, Net	—	13,124	55	—	13,179
LONG-TERM ASSETS:
Other long-term assets	52	168	—	—	220
Investments in subsidiaries and intercompany advances	3,201	(38)	—	(3,163)	—
TOTAL ASSETS	$12,111	$15,054	$60	$(12,300)	$14,925

CURRENT LIABILITIES:
Current liabilities	$190	$2,231	$2	$(4)	$2,419
Intercompany payable, net	—	9,081	52	(9,133)	—
Total Current Liabilities	190	11,312	54	(9,137)	2,419
LONG-TERM LIABILITIES:
Long-term debt, net	9,921	—	—	—	9,921
Other long-term liabilities	101	541	—	—	642
Total Long-Term Liabilities	10,022	541	—	—	10,563
EQUITY:
Chesapeake stockholders’ equity (deficit)	1,899	3,201	(38)	(3,163)	1,899
Noncontrolling interests	—	—	44	—	44
Total Equity	1,899	3,201	6	(3,163)	1,943
TOTAL LIABILITIES AND EQUITY	$12,111	$15,054	$60	$(12,300)	$14,925

Condensed consolidated income statements

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$5,136	$19	$—	$5,155
Marketing	—	5,076	—	—	5,076
Total Revenues	—	10,212	19		10,231
Other	—	63	—	—	63
Losses on sales of assets	—	(264)	—	—	(264)
Total Revenues and Other	—	10,011	19	—	10,030
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	539	—	—	539
Oil, natural gas and NGL gathering, processing and transportation	—	1,391	7	—	1,398
Production taxes	—	123	1	—	124
Exploration	—	162	—	—	162
Marketing	—	5,158	—	—	5,158
General and administrative	2	332	1	—	335
Restructuring and other termination costs	—	38	—	—	38
Provision for legal contingencies, net	—	26	—	—	26
Depreciation, depletion and amortization	—	1,730	7	—	1,737
Impairments	—	131	—	—	131
Total Operating Expenses	2	9,630	16	—	9,648
INCOME (LOSS) FROM OPERATIONS	(2)	381	3	—	382
OTHER INCOME (EXPENSE):
Interest expense	(631)	(2)	—	—	(633)
Gains on investments	—	139	—	—	139
Gains on purchases or exchanges of debt	263	—	—	—	263
Other income	3	64	—	—	67
Equity in net earnings of subsidiary	583	1	—	(584)	—
Total Other Income (Expense)	218	202	—	(584)	(164)
INCOME BEFORE INCOME TAXES	216	583	3	(584)	218
INCOME TAX BENEFIT	(10)	—	—	—	(10)
NET INCOME	226	583	3	(584)	228
Net income attributable to noncontrolling interests	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO CHESAPEAKE	226	583	1	(584)	226
Other comprehensive income	—	34	—	—	34
COMPREHENSIVE INCOME ATTRIBUTABLE TO CHESAPEAKE	$226	$617	$1	$(584)	$260

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
REVENUES AND OTHER:
Oil, natural gas and NGL	$—	$4,962	$23	$—	$4,985
Marketing	—	4,511	—	—	4,511
Total Revenues	—	9,473	23	—	9,496
Other	—	67	—	—	67
Gains on sales of assets	—	476	—	—	476
Total Revenues and Other	—	10,016	23	—	10,039
OPERATING EXPENSES:
Oil, natural gas and NGL production	—	562	—	—	562
Oil, natural gas and NGL gathering, processing and transportation	—	1,463	8	—	1,471
Production taxes	—	88	1	—	89
Exploration	—	235	—	—	235
Marketing	—	4,598	—	—	4,598
General and administrative	1	330	2	—	333
Provision for legal contingencies, net	(79)	41	—	—	(38)
Depreciation, depletion and amortization	—	1,688	9	—	1,697
Impairments	—	814	—	—	814
Other operating expense	—	416	—	—	416
Total Operating Expenses	(78)	10,235	20	—	10,177
INCOME (LOSS) FROM OPERATIONS	78	(219)	3	—	(138)
OTHER INCOME (EXPENSE):
Interest expense	(599)	(2)	—	—	(601)
Gains on purchases or exchanges of debt	233	—	—	—	233
Other income	1	5	—	—	6
Equity in net earnings of subsidiary	(216)	—	—	216	—
Total Other Income (Expense)	(581)	3	—	216	(362)
INCOME (LOSS) BEFORE INCOME TAXES	(503)	(216)	3	216	(500)
INCOME TAX EXPENSE	2	—	—	—	2
NET INCOME (LOSS)	(505)	(216)	3	216	(502)
Net income attributable to noncontrolling interests	—	—	(3)	—	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	(505)	(216)	—	216	(505)
Other comprehensive income	—	39	—	—	39
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	$(505)	$(177)	$—	$216	$(466)

Condensed consolidated cash flow statements
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2018
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$85	$1,642	$10	$(7)	$1,730

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(1,848)	—	—	(1,848)
Acquisitions of proved and unproved properties	—	(128)	—	—	(128)
Proceeds from divestitures of proved and unproved properties	—	2,231	—	—	2,231
Additions to other property and equipment	—	(21)	—	—	(21)
Proceeds from sales of other property and equipment	—	147	—	—	147
Proceeds from sales of investments	—	74	—	—	74
Net Cash Provided by Investing Activities	—	455	—	—	455

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	11,697	—	—	—	11,697
Payments on revolving credit facility borrowings	(12,059)	—	—	—	(12,059)
Proceeds from issuance of senior notes, net	1,236	—	—	—	1,236
Cash paid to purchase debt	(2,813)	—	—	—	(2,813)
Cash paid for preferred stock dividends	(92)	—	—	—	(92)
Other financing activities	(26)	(123)	(13)	7	(155)
Intercompany advances, net	1,971	(1,974)	2	1	—
Net Cash Used In Financing Activities	(86)	(2,097)	(11)	8	(2,186)
Net decrease in cash and cash equivalents	(1)	—	(1)	1	(1)
Cash and cash equivalents, beginning of period	5	1	2	(3)	5
Cash and cash equivalents, end of period	$4	$1	$1	$(2)	$4

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2017
($ in millions)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Cash Provided By Operating Activities	$5	$466	$14	$(10)	$475

CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	—	(2,113)	—	—	(2,113)
Acquisitions of proved and unproved properties	—	(88)	—	—	(88)
Proceeds from divestitures of proved and unproved properties	—	1,249	—	—	1,249
Additions to other property and equipment	—	(21)	—	—	(21)
Other investing activities	—	55	—	—	55
Net Cash Used In Investing Activities	—	(918)	—	—	(918)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	7,771	—	—	—	7,771
Payments on revolving credit facility borrowings	(6,990)	—	—	—	(6,990)
Proceeds from issuance of senior notes, net	1,585	—	—	—	1,585
Cash paid to purchase debt	(2,592)	—	—	—	(2,592)
Cash paid for preferred stock dividends	(183)	—	—	—	(183)
Other financing activities	(39)	(5)	(13)	32	(25)
Intercompany advances, net	(456)	456	—	—	—
Net Cash Provided by (Used In) Financing Activities	(904)	451	(13)	32	(434)
Net increase (decrease) in cash and cash equivalents	(899)	(1)	1	22	(877)
Cash and cash equivalents, beginning of period	904	2	1	(25)	882
Cash and cash equivalents, end of period	$5	$1	$2	$(3)	$5